Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Bridge Media LLC [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 8,985	$ 4,016
Property and equipment, Gross	8,985	4,016
Accumulated depreciation	(755)	(300)
Property and equipment, net	$ 8,230	$ 3,716
Bridge Media LLC [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life years	1 year	1 year
Bridge Media LLC [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life years	38 years	38 years
Land [Member] | Bridge Media LLC [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 26	$ 26
Property and equipment, Gross	26	26
Building and Building Improvements [Member] | Bridge Media LLC [Member]
Property, Plant and Equipment [Line Items]
Total cost	1,043	797
Property and equipment, Gross	$ 1,043	$ 797
Building and Building Improvements [Member] | Bridge Media LLC [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life years	7 years	7 years
Building and Building Improvements [Member] | Bridge Media LLC [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life years	38 years	38 years
Machinery and Equipment [Member] | Bridge Media LLC [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 346	$ 331
Property and equipment, Gross	$ 346	$ 331
Machinery and Equipment [Member] | Bridge Media LLC [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life years	1 year	1 year
Machinery and Equipment [Member] | Bridge Media LLC [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life years	6 years	6 years
Transportation Equipment [Member] | Bridge Media LLC [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 232	$ 306
Property and equipment, Gross	$ 232	$ 306
Depreciable life years	4 years	4 years
Office Equipment And Software [Member] | Bridge Media LLC [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 3,986	$ 1,428
Property and equipment, Gross	$ 3,986	$ 1,428
Office Equipment And Software [Member] | Bridge Media LLC [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life years	1 year	1 year
Office Equipment And Software [Member] | Bridge Media LLC [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life years	6 years	6 years
Station Equipment [Member] | Bridge Media LLC [Member]
Property, Plant and Equipment [Line Items]
Total cost		$ 390
Property and equipment, Gross		$ 390
Depreciable life years	5 years	5 years
Construction in Progress [Member] | Bridge Media LLC [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 3,353	$ 738
Property and equipment, Gross	3,353	738
The Arena Group Holdings Inc [Member]
Property, Plant and Equipment [Line Items]
Total cost	1,910	1,984	$ 1,346
Property and equipment, Gross	1,910	1,984	1,346
Accumulated depreciation	(1,506)	(1,249)	(710)
Property and equipment, net	404	735	636
The Arena Group Holdings Inc [Member] | Office Equipment And Computers [Member]
Property, Plant and Equipment [Line Items]
Total cost	1,777	1,744	1,345
Property and equipment, Gross	1,777	$ 1,744	1,345
The Arena Group Holdings Inc [Member] | Office Equipment And Computers [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life years		1 year
The Arena Group Holdings Inc [Member] | Office Equipment And Computers [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life years		3 years
The Arena Group Holdings Inc [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total cost	133	$ 240	1
Property and equipment, Gross	$ 133	$ 240	$ 1
The Arena Group Holdings Inc [Member] | Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life years		1 year
The Arena Group Holdings Inc [Member] | Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life years		5 years